Stock Authorization And Issuance	12 Months Ended
Dec. 31, 2020
Stock Authorization And Issuance [Abstract]
Stock Authorization And Issuance

13. STOCK AUTHORIZATION AND ISSUANCE

Preferred Stock

We have 15 million shares of preferred stock authorized for issuance at the direction of our board of directors (the “Board”).  On November 17, 2005, our Board designated 0.1 million shares of authorized preferred stock as the Series E Preferred Stock in conjunction with its adoption of a Shareholder Protection Rights Agreement.  As of December 31, 2020, we had no outstanding preferred stock.

Common Stock

We have 140 million shares of common stock authorized for issuance as of December 31, 2020.  Our shareholders approved amendments to our articles of incorporation in November 2019 increasing the number of our authorized shares of common stock from 75 million to 110 million shares and in July 2020 increasing the number of our authorized shares of common stock from 110 million to 140 million shares.

As of December 31, 2020, we have 25.3 million shares reserved for issuance under outstanding warrants,  options, and RSUs and 23.6 million shares reserved for issuance upon conversion of our outstanding convertible notes.  In addition, we have 0.2 million shares reserved for future issuance under equity compensation plans and 7.5 million shares reserved for the payment of interest in-kind on our convertible notes.

Stock and Warrant Issuances – Equity Based Financings

During the year ended December 31, 2019, we did not issue any stock or warrants in financing transactions.  The following table presents a summary of completed equity-based financing transactions for the year ended December 31, 2020 (in thousands, except for per share amounts):

Date	Transaction	# of Common Shares/ Units Sold	Average Price per Share/Unit	# of Warrants Issued (in 000’s)	Average Exercise Price per Warrant	Net Proceeds (1)
January 2020	Private placement of common stock	1,335	$0.13	-	-	$177
February 2020	Warrant amendment	-	-	5,000	$0.74	$-
March 2020	Private placement of common stock, amended to add CPR	2,571	$0.35	-	-	$900
April 2020 to December 2020	Private placement of common stock with CPRs	10,858	$0.35	-	-	$3,724

(1)	After deduction of applicable offering costs.

Private Placements

In January 2020, we entered into securities purchase agreements with accredited investors for an aggregate of 1,169,232 shares of our common stock at a price of $0.13 per share and 166,667 shares of our common stock at $0.15 per share for aggregate proceeds of approximately $0.2 million.

In March 2020, we entered into securities purchase agreements with accredited investors for an aggregate of 2,571,432 shares of our common stock at a price of $0.35 per share for aggregate proceeds of $0.9 million.   The securities purchase agreements for the March 2020 transactions were amended on May 1, 2020,  in order to add a contingent payment right whereby we will pay each investor an allocated portion of our share of proceeds from patent-related actions, after taking into account fees and expenses payable to law firms representing the Company and amounts payable to Brickell, up to an amount equal to the investors’ aggregate subscription amount, or $0.9 million (see “unsecured contingent payment obligations” in Note 9). The shares were registered for resale on a registration statement that was declared effective on April 28, 2020 (File No. 333-237762).

From April to December 2020, we entered into securities purchase agreements with accredited investors for an aggregate of 10,857,876 shares of our common stock at a price of $0.35 per share for aggregate proceeds of $3.8 million.  The securities purchase agreements include contingent payment rights.  Approximately $1.8 million of the proceeds were allocated to unsecured contingent payment obligations based on the initial fair value estimate of the CPRs (see Note 9).  The shares sold from April to August, totaling 5,871,584 shares, were registered for resale on a registration statement that was declared effective on September 2, 2020 (File No. 333-248242).

For the shares sold subsequent to August 2020, we entered into registration rights agreements with the investors pursuant to which we will register the shares.  We have committed to file the registration statement by April 15, 2021 and to cause the registration statement to become effective by June 30, 2021. The registration rights agreements provide for liquidated damages upon the occurrence of certain events including failure by us to file the registration statement or cause it to become effective by the deadlines set forth above. The amount of the liquidated damages is 1.0% of the aggregate subscription upon the occurrence of the event, and monthly thereafter, up to a maximum of 6%, or approximately $0.1 million.

Warrant Amendment

On February 28, 2020, we entered into a warrant amendment agreement (the “Warrant Amendment Agreement”) with Aspire Capital Fund, LLC (“Aspire”), with respect to warrants issued in July and September 2018 (the “2018 Warrants”) that are exercisable, collectively, into 5,000,000 shares of our common stock.  The Warrant Amendment Agreement provided for a reduction in the exercise price for the 2018 Warrants from $0.74 to $0.35 per share and the issuance of a new warrant for the purchase of 5,000,000 shares of our common stock at an exercise price of $0.74 per share (“New Aspire Warrant”).  The New Aspire Warrant expires February 28, 2025 and is subject to adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting our common stock and upon any distributions of assets to our stockholders.  The New Aspire Warrant contains provisions that prohibit exercise if the holder, together with its affiliates, would beneficially own in excess of 9.99% of the number of shares of common stock outstanding immediately after giving effect to such exercise. The holder of the New Aspire Warrant may increase (up to 19.99%) or decrease this percentage by providing at least 61 days’ prior notice to the Company. In the event of certain corporate transactions, the holder of the New Aspire Warrant will be entitled to receive, upon exercise of such New Aspire Warrant, the kind and amount of securities, cash or other property that the holder would have received had they exercised the New Aspire Warrant immediately prior to such transaction. The New Aspire Warrant does not contain voting rights or any of the other rights or privileges as a holder of our common stock.

We recognized $1.78 million of non-cash warrant expense in connection with the Warrant Amendment Agreement based on the difference between the Black-Scholes value of the warrants immediately before and after the amendment.  The Warrant Amendment Agreement added a call provision to the 2018 Warrants whereby we may, after December 31, 2020, call for cancellation of all or any portion of the 2018 Warrants for which an exercise notice has not yet been received, in exchange for consideration equal to $0.001 per warrant share and subject to certain conditions.  All other terms of the 2018 Warrants remained unchanged, including the original expiration dates of July and September 2023.   The shares underlying the New Aspire Warrant were registered for resale on a registration statement that was declared effective on April 28, 2020 (File No. 333-237762).  The shares underlying the 2018 Warrants are currently registered for resale pursuant to a registration statement on Form S-1 (File No. 333-226738).

In connection with the Warrant Amendment Agreement, Aspire exercised 1,430,000 shares of the 2018 Warrants for aggregate proceeds to us of $0.5 million.  An additional 3,070,000 shares of the 2018 Warrants were exercised during the year ended December 31, 2020 for aggregate additional proceeds to us of approximately $1.1 million.  We did not exercise the call provision and the Aspire exercised the remaining 2018 Warrants in January 2021 (see Note 17).

Stock and Warrant Issuances – Payment for Services

On February 10, 2020, we entered into a business consulting and retention agreement with Chelsea Investor Relations (“Chelsea”) to provide business advisory services to us.  As consideration for services to be provided under the 24-month term of the consulting agreement, we issued 500,000 shares of unregistered common stock in exchange for a nonrefundable retainer for services valued at approximately $0.15 million.  The value of the stock issued is being recognized as consulting expense over the term of the agreement. The shares were registered for resale on a registration statement that was declared effective on April 28, 2020 (File No. 333-237762).  The agreement was amended in January 2021 (see Note 17).

On March 16, 2020, we entered into an agreement with Tailwinds Research Group LLC (“Tailwinds”) to provide digital marketing services to us.  As consideration for services to be provided under the twelve-month term of the agreement, we issued warrants for the purchase up to 200,000 shares of our common stock with an exercise price of $1.00 per share in exchange for a nonrefundable retainer for services, valued using the Black-Scholes method, at approximately $0.06 million.  The value of the warrants is being recognized as expense over the term of the agreement.  The Tailwinds warrants are exercisable immediately after issuance, expire March 16, 2023, and are subject to adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting our common stock.  The shares underlying the warrant were registered for resale on a registration statement that was declared effective on April 28, 2020 (File No. 333-237762).

On June 8, 2020, we entered into an agreement with a third party to provide media advisory services.  As consideration for services provided under the term of the agreement, which extended through December 31, 2020, we issued 30,000 shares of unregistered common stock for a nonrefundable retainer for services valued at approximately $0.01 million.  The value of the stock issued was recognized as a consulting expense over the term of the agreement.  We are not obligated to register the shares for resale.

On October 30, 2020, we entered into a consulting services agreement with a third-party to provide shareholder relations services.  As consideration for services provided under the twelve-month term of the agreement, we issued 70,000 shares of unregistered common stock for a non-refundable retainer for services valued at approximately $0.02 million.  The agreement included a CPR to receive up to $0.02 million from patent-related proceeds.  The CPR was recorded as debt at its estimated fair value of approximately $0.1 million (see “unsecured contingent payment obligations” in Note 9).

During the year ended December 31, 2020, we issued an aggregate of 100,000 shares of our unregistered common stock, valued at approximately $0.05 million, as compensation for shareholder awareness services provided by a third party.  The agreement provides for future issuances of 50,000 shares for up to two successive three-month periods over the term of the agreement, unless the services are terminated in accordance with the agreement.  In January 2021, we issued 50,000 shares valued at approximately $0.03 million as the third quarterly payment under this agreement.

Common Stock Warrants

As of December 31, 2020 and 2019, we had outstanding warrants for the purchase of up to 12.9 million shares and 12.2 million shares of our common stock, respectively.  The estimated grant date fair value of these warrants of $1.7 million and $1.3 million at December 31, 2020 and 2019, respectively, is included in shareholders’ deficit in our consolidated balance sheets.  As of December 31, 2020, our outstanding warrants have an average exercise price of $0.45 per share and a weighted average remaining life of approximately three years.

Shareholder Protection Rights Agreement

On November 20, 2020, we adopted a second amendment to our Shareholder Protection Rights Agreement (“Rights Agreement”) dated November 21, 2005, as amended.  The amendment extends the expiration date of the Rights Agreement from November 20, 2020 to November 20, 2023 and decreases the exercise price of the rights from $14.50 to $8.54.

The Rights Agreement provided for the issuance, on November 29, 2005, as a dividend, rights to acquire fractional shares of Series E Preferred Stock.  We did not assign any value to the dividend, as the value of these rights is not believed to be objectively determinable.  The principal objective of the Rights Agreement is to cause someone interested in acquiring us to negotiate with our Board rather than launch an unsolicited or hostile bid.  The Rights Agreement subjects a potential acquirer to substantial voting and economic dilution.  Each share of common stock issued by ParkerVision will include an attached right.

The rights initially are not exercisable and trade with the common stock of ParkerVision.  In the future, the rights may become exchangeable for shares of Series E Preferred Stock with various provisions that may discourage a takeover bid.  Additionally, the rights have what are known as “flip-in” and “flip-over” provisions that could make any acquisition of us more costly to the potential acquirer.  The rights may separate from the common stock following the acquisition of 15% or more of the outstanding shares of common stock by an acquiring person.  Upon separation, the holder of the rights may exercise their right at an exercise price of $8.54 per right (the “Exercise Price”), subject to adjustment and payable in cash.  Upon payment of the Exercise Price, the holder of the right will receive from us that number of shares of common stock having an aggregate market price equal to twice the Exercise Price, as adjusted.  The Rights Agreement also has a flip over provision allowing the holder to purchase that number of shares of common/voting equity of a successor entity, if we are not the surviving corporation in a business combination, at an aggregate market price equal to twice the Exercise Price.  We have the right to substitute for any of our shares of common stock that we are obligated to issue, shares of Series E Preferred Stock at a ratio of one ten-thousandth of a share of Series E Preferred Stock for each share of common stock.  The Series E Preferred Stock, if and when issued, will have quarterly cumulative dividend rights payable when and as declared by the Board, liquidation, dissolution and winding up preferences, voting rights and will rank junior to other securities of ParkerVision unless otherwise determined by the Board. The rights may be redeemed upon approval of the Board at a redemption price of $0.01.  As of December 31, 2020, there are no Series E preferred shares outstanding.